Convertible Promissory Notes (Details Narrative) - USD ($)				3 Months Ended			12 Months Ended
	Jun. 05, 2019	Mar. 29, 2019	Jan. 09, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Jun. 28, 2019	Feb. 28, 2019
Convertible promissory note principal amount							$ 300,000
Note Issuance Costs							24,144
Interest expense debt				$ 18,226			151,856	74,896
Conversion price per shares	$ 2.50
Warrant exercise price									$ 2.40
Convertible promissory notes	$ 300,000	$ 1,410,000						$ 1,575,000
Accrued interest payable	$ 18,226	$ 52,065					$ 22,196
Debt instrument conversion shares	127,291	731,039		127,291			731,039
Number of warrants outstanding		365,523					8,143,115		449,275
Debt instrument conversion debt amount				$ 318,226			$ 1,820,865
Unamortized note issuance costs							$ 23,145
June 5, 2019 [Member]
Conversion price per shares							$ 2.50
Convertible promissory notes							$ 300,000
Accrued interest payable							$ 18,228
Debt instrument conversion shares							127,291
Paulson Investment Company [Member]
Interest expense debt		$ 358,800
Debt instrument conversion debt amount	$ 9,000	$ 42,300
Debt instrument conversion rate	3.00%	3.00%
Unamortized note issuance costs		$ 118,351
Paulson Investment Company [Member] | June 5, 2019 [Member]
Debt instrument conversion debt amount							$ 9,000
Debt instrument conversion rate							3.00%
Holders [Member]
Conversion price per shares										$ 2.00
Warrant exercise price										$ 2.40
Common Shares [Member]
Debt instrument conversion shares				127,291			731,039
Debt instrument conversion debt amount				$ 127			$ 731
Qualified Financing [Member]
Debt instrument maturity date description			The Maturity Date of the notes is the two year anniversary from the date of issuance.
Conversion price per shares			$ 2.50
Proceeds for convertible debt			$ 10,000,000
Qualified Financing [Member] | Common Shares [Member]
Debt issuance percentage			100.00%
Conversion price per shares			$ 2.50
Convertible Promissory Notes [Member]
Interest expense debt							$ 65,291
Accredited Investors [Member]
Debt issuance percentage			10.00%
Convertible promissory note principal amount			$ 1,710,000
Note Issuance Costs			176,000
Accredited Investors [Member] | Commission Fees [Member]
Debt instrument fee amount			171,000
Accredited Investors [Member] | Escrow Fees [Member]
Debt instrument fee amount			$ 5,000
Paulson Investment Company [Member]
Interest expense debt		358,800
Debt instrument conversion debt amount		$ 42,300
Debt instrument conversion rate		3.00%